CASH FLOW INFORMATION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
(a) Reconciliation of Net Loss to Net Cash Flows From Operations
Net loss	$ (8,265,737)	$ (7,542,076)	$ (7,729,551)
Non-cash items
Depreciation of property and equipment	21,799	21,328	22,810
Non-cash issue of equity in consideration of operating expenses	764,539	24,460	(16,500)
Foreign exchange (gain) loss	278,118	656,019	(950,720)
Changes in assets and liabilities
Decrease (increase) in trade and other receivables	(116,837)	1,746,152	1,734,389
Decrease (increase) in other current assets	18,988	(4,069)	(115,643)
(Decrease) increase in trade and other payables	1,162,812	(856,131)	(403,449)
(Decrease) in other current liabilities	0	0	(12,076)
Increase in provision for employee entitlements	(108,869)	89,237	52,214
Net cash flows used in operating activities (Note 13(a))	(6,245,188)	(5,865,080)	(7,418,526)
Cash and cash equivalents balance comprises:
Cash and cash equivalents on hand	15,235,556	21,884,957	28,593,538
Closing cash and cash equivalents balance	$ 15,235,556	$ 21,884,957	$ 28,593,538	$ 34,909,574